Templeton China World Fund
Statement of Investments (unaudited), May 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks 100.0%
Biotechnology 3.2%
a
BeiGene Ltd. ......................................... China 183,800 $ 2,300,034
a
I-Mab, ADR .......................................... China 6,097 151,998
a,b,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 145,200 261,124
a,b,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 702,000 3,830,845
6,544,001
Brewers 1.2%
China Resources Beer Holdings Co. Ltd. .................... China 470,000 2,489,018
Casinos & Gaming 0.4%
MGM China Holdings Ltd. ............................... Macau 607,342 717,705
Construction Machinery & Heavy Trucks 1.9%
Weichai Power Co. Ltd., H .............................. China 2,242,693 3,882,750
Construction Materials 2.5%
Anhui Conch Cement Co. Ltd., H .......................... China 672,000 5,032,555
a
Asia Cement China Holdings Corp. ........................ China 71,271 81,188
5,113,743
Data Processing & Outsourced Services 0.3%
TravelSky Technology Ltd., H ............................ China 293,941 590,047
Distillers & Vintners 1.9%
Luzhou Laojiao Co. Ltd., A ............................... China 325,900 3,894,955
Diversified Banks 5.2%
China Construction Bank Corp., H ......................... China 4,113,926 3,232,145
China Merchants Bank Co. Ltd., H ......................... China 1,559,500 7,303,130
10,535,275
Education Services 5.6%
a,d
GSX Techedu , Inc., ADR ................................ China 98,683 3,094,699
a
New Oriental Education & Technology Group, Inc., ADR ........ China 68,792 8,252,288
11,346,987
Electrical Components & Equipment 0.8%
Sunwoda Electronic Co. Ltd., A ........................... China 860,889 1,716,410
Electronic Components 1.4%
Luxshare Precision Industry Co. Ltd., A ..................... China 164,200 1,023,770
Sunny Optical Technology Group Co. Ltd. ................... China 137,000 1,809,829
2,833,599
Electronic Equipment & Instruments 0.9%
Hangzhou Hikvision Digital Technology Co. Ltd., A ............. China 457,230 1,759,797
Environmental & Facilities Services 3.3%
b,c
A-Living Services Co. Ltd., H, 144A, Reg S .................. China 1,266,500 6,780,635
Food Retail 0.0%
†
a
Beijing Jingkelong Co. Ltd., H ............................ China 63,171 8,476
a
Footwear 4.0%
ANTA Sports Products Ltd. .............................. China 912,355 8,133,153
Health Care Distributors 0.4%
Sinopharm Group Co. Ltd., H ............................ China 358,000 880,284
Interactive Media & Services 15.2%
a
Baidu, Inc., ADR ...................................... China 38,004 4,049,326

Templeton China World Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Interactive Media & Services (continued)
Tencent Holdings Ltd. .................................. China 511,900 $ 27,102,511
31,151,837
Internet & Direct Marketing Retail 23.2%
a
Alibaba Group Holding Ltd., ADR ......................... China 126,199 26,172,410
a,d
Baozun , Inc., ADR ..................................... China 126,932 3,362,429
a
JD.com, Inc., ADR ..................................... China 121,352 6,593,054
a,c
Meituan Dianping , B, Reg S ............................. China 349,006 6,605,110
a
Trip.com Group Ltd., ADR ............................... China 55,600 1,477,292
a
Vipshop Holdings Ltd., ADR ............................. China 188,318 3,265,434
47,475,729
Internet Services & Infrastructure 1.6%
a
GDS Holdings Ltd., ADR ................................ China 57,566 3,281,262
a
Life & Health Insurance 7.5%
AIA Group Ltd. ....................................... Hong Kong 232,700 1,886,769
China Life Insurance Co. Ltd., H .......................... China 3,641,000 6,820,313
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 6,538,293
15,245,375
Life Sciences Tools & Services 2.8%
a,b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 369,500 5,806,023
a
Oil & Gas Exploration & Production 1.6%
CNOOC Ltd. ......................................... China 2,997,400 3,337,126
Paper Products 1.2%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 2,783,400 2,434,571
Pharmaceuticals 3.6%
a
CSPC Pharmaceutical Group Ltd. ......................... China 2,432,000 4,762,691
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 233,594 2,575,760
7,338,451
Real Estate Development 6.5%
China Overseas Land & Investment Ltd. .................... China 612,000 1,863,290
China Resources Land Ltd. .............................. China 1,196,000 4,713,673
Shimao Property Holdings Ltd. ........................... China 1,598,300 6,639,437
13,216,400
Restaurants 1.3%
Yum China Holdings, Inc. ............................... China 57,625 2,670,342
Semiconductors 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 106,626 1,038,900
Will Semiconductor Ltd., A ............................... China 86,097 2,214,535
3,253,435
Wireless Telecommunication Services 0.9%
China Mobile Ltd. ..................................... China 276,770 1,931,672
Total Common Stocks (Cost $156,876,480) .....................................
204,369,058

Templeton China World Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 6 .
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 181,742 $ 181,742
Total Money Market Funds (Cost $181,742) .....................................
181,742
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,187,366 3,187,366
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,187,366) .................................................................
3,187,366
Total Short Term Investments (Cost $3,369,108 ) .................................
3,369,108
a
Total Investments (Cost $160,245,588) 101.6% ..................................
$207,738,166
Other Assets, less Liabilities (1.6)% ...........................................
(3,283,545)
Net Assets 100.0% ...........................................................
$204,454,621
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $16,678,627, representing 8.2% of net assets.
c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2020, the aggregate value of these securities was $23,283,737, representing 11.4% of net assets.
d
A portion or all of the security is on loan at May 31, 2020.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the
Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.
In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $549,399 $113,001,738 $(113,369,395) $ — $ — $ 181,742 181,742 $ 39,155
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $— $11,594,183 $(8,406,817) $ — $ — $ 3,187,366 3,187,366 $ 3,518
Total Affiliated Securities ...... $549,399 $124,595,921 $(121,776,212) $— $— $3,369,108 $42,673
2. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Statement of Investments (unaudited)

Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.